Trade and other receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	€ 509	€ 443
Less: allowance for expected credit losses	(7)	(6)
Trade receivables – net	502	437
Other	188	184
Total	€ 690	€ 621